STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

15. STOCKHOLDERS’ EQUITY

Stock Repurchase Programs

In January 2016, the Company’s Board of Directors authorized a stock repurchase program to acquire up to $500.0 million of the Company’s outstanding common stock from January 1, 2016 through December 31, 2016. In February 2016, the Board of Directors authorized an increase to the stock repurchase program originally approved on January 1, 2016 to acquire an additional $500.0 million of the Company’s outstanding common stock through December 31, 2016, for a total authorization of $1.0 billion.

In January 2017, the Company’s Board of Directors authorized a stock repurchase program to acquire up to $500.0 million of the Company’s outstanding common stock from January 1, 2017 through December 31, 2017. In July 2017, the Company's Board of Directors authorized an increase to the stock repurchase program originally approved on January 1, 2017 to acquire an additional $500.0 million of the Company’s outstanding common stock through July 31, 2018, for a total stock repurchase authorization of up to $1.0 billion. At July 31, 2018, $280.3 million of this program expired unused.

On July 26, 2018, the Company’s Board of Directors authorized a new stock repurchase program to acquire up to $500.0 million of the Company’s outstanding common stock from August 1, 2018 through July 31, 2019.

For the year ended December 31, 2018, the Company acquired approximately 2.2 million shares of its common stock for $443.2 million under its respective stock repurchase programs. The Company acquired approximately 0.8 million shares of its common stock for $166.0 million under its previous stock repurchase program and acquired approximately 1.4 million shares of its common stock for $277.2 million under its current stock repurchase program.

As of December 31, 2018, the Company had $222.8 million remaining under its current stock repurchase program.

During the years ended December 31, 2017 and 2016, the Company repurchased approximately 2.3 million and 3.8 million shares of its common stock, respectively, for an aggregate amount of $553.7 million and $805.7 million, respectively.

Stock Compensation Plans

The Company has adopted equity compensation plans to advance the interests of the Company by rewarding certain employees for their contributions to the financial success of the Company and thereby motivating them to continue to make such contributions in the future.

The 2010 Omnibus Incentive Plan became effective July 1, 2010 and reserved 3,000,000 shares of common stock for grants of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance share awards, cash incentive awards, deferred stock units, and other stock-based and cash-based awards to selected officers, employees, non-employee directors and consultants who performed services for the Company or its affiliates, with only employees eligible to receive incentive stock options. The 2010 Omnibus Incentive Plan expired on June 30, 2015.

In March 2015, the Company’s Board of Directors adopted the 2015 Omnibus Incentive Plan (the “2015 Plan”), which was subsequently approved by the Company’s stockholders on June 3, 2015. The 2015 Plan became effective July 1, 2015 and expires on June 30, 2020. The 2015 Plan reserves 5,100,000 shares of common stock for grants of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance share awards, cash incentive awards, deferred stock units, and other stock-based and cash-based awards to selected officers, employees, non-employee directors and consultants performing services for the Company or its affiliates, with only employees being eligible to receive incentive stock options.

On June 5, 2015, the Company registered 5,100,000 shares of its common stock for issuance in accordance with the 2015 Plan pursuant to a Registration Statement on Form S-8, File No. 333-204758.

Beginning February 15, 2017, the restricted stock unit award agreements under the 2015 Plan provide for dividend equivalent rights (“DERs”), which entitle holders of restricted stock units to the same dividend value per share as holders of common stock. DERs are subject to the same vesting and other terms and conditions as the corresponding unvested restricted stock units. DERs are paid only when the underlying shares vest.

Terms of all awards under the 2015 Plan are determined by the Board of Directors or the compensation committee of the Board of Directors or its designee at the time of award.

Stock Compensation Expense

Under the fair value recognition provisions, stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized ratably over the requisite service period.

Stock-based compensation expense recognized in the Company’s consolidated statements of income for the years ended December 31, 2018, 2017 and 2016, is as follows:

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Cost of operations	$23.3	$18.8	$24.2
General and administrative	21.1	22.5	17.3
Total	$44.4	$41.3	$41.5

Stock-based compensation expense included in loss from discontinued operations totaled $36.4 million, $33.8 million and $35.0 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The income tax benefits related to total stock-based compensation expense for the years ended December 31, 2018, 2017 and 2016 were $15.4 million, $15.6 million and $22.7 million, respectively.

As the amount of stock-based compensation expense recognized is based on awards ultimately expected to vest, the amount recognized in the Company’s results of operations has been reduced for estimated forfeitures. In connection with the Company’s adoption of ASU 2016-09, the Company elected to continue to estimate forfeitures at each grant date, with forfeiture estimates to be revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on the Company’s historical experience. The Company’s forfeiture rate was 5% for the years ended December 31, 2018, 2017 and 2016. As of December 31, 2018, there was approximately $49.5 million of unrecognized expense, adjusted for estimated forfeitures, related to non-vested, stock-based equity awards granted to employees, which is expected to be recognized over a weighted average period of approximately 1.4 years.

Restricted Stock Unit Awards

During 2018, the Company awarded service-based, performance-based and market-based restricted stock units. In accordance with ASC 718, the Company recognizes the estimated stock-based compensation expense, net of estimated forfeitures, over the applicable service period.

For service-based and performance-based awards, the fair value of the restricted stock units was estimated using the Company’s closing share price on the date of grant. Service-based restricted stock unit awards typically vest ratably over a three year period. Performance-based restricted stock unit awards typically vest ratably over a three year period if specified performance measures tied to the Company’s financial performance are met.

For the market-based award granted in 2018, the fair value of the restricted stock units was estimated utilizing Monte Carlo simulations of the Company’s stock price correlation (0.43), expected volatility (27.1%) and risk-free rate (2.2%) over two-year time horizons matching the performance period. Upon determination of the market condition, the restrictions will lapse with respect to the entire award on February 15, 2020, provided that the participant is employed by the Company on such vesting date.

The following table summarizes restricted stock unit activity under the Company’s equity compensation plans:

					Weighted
	Market-	Performance-	Service-		Average
	Based	Based	Based	Total	Fair Value
Balance at January 1, 2016	—	446,366	275,538	721,904	$238.37
Shares granted	—	277,036	175,456	452,492	195.97
Shares vested	—	(233,604)	(95,829)	(329,433)	230.21
Shares forfeited	—	(45,479)	(22,787)	(68,266)	246.28
Balance at December 31, 2016	—	444,319	332,378	776,697	$216.89
Shares granted	28,172	282,311	126,051	436,534	229.37
Shares vested	—	(188,929)	(96,723)	(285,652)	248.70
Shares forfeited (1)	—	(87,122)	(32,647)	(119,769)	211.69
Balance at December 31, 2017	28,172	450,579	329,059	807,810	$207.45
Shares granted	28,057	263,542	138,160	429,759	233.98
Shares vested	—	(188,680)	(130,823)	(319,503)	224.62
Shares forfeited	—	(102,199)	(18,955)	(121,154)	227.66
Balance at December 31, 2018	56,229	423,242	317,441	796,912	$218.81
Outstanding and Expected to Vest				703,186	$239.98
(1)	Includes the cancellation of 50,215 performance-based shares granted in 2016 and accounted for as such under ASC 718.

The total fair value of restricted stock units vested was $71.8 million, $71.0 million and $75.8 million for the years ended December 31, 2018, 2017 and 2016, respectively. The aggregate intrinsic value of restricted stock units outstanding and expected to vest was $105.5 million at December 31, 2018. The weighted-average remaining contractual life for unvested restricted stock units was 1.4 years at December 31, 2018.

Stock Options

Stock option awards are granted with an exercise price equal to the market price of the Company’s stock on the date of grant. Options typically vest ratably over three years and expire ten years after the date of grant.

The following table summarizes stock option activity under the Company’s equity compensation plans:

	Outstanding		Exercisable
		Weighted		Weighted
		Average		Average
	Options	Exercise Price	Options	Exercise Price
Balance at January 1, 2016	73,360	$49.84	73,053	$49.96
Options granted	—	—
Options exercised	(54,275)	54.21
Options forfeited	(219)	20.16
Balance at December 31, 2016	18,866	$37.60	18,864	$37.60
Options granted	—	—
Options exercised	(7,004)	60.85
Options forfeited	(3)	35.56
Balance at December 31, 2017	11,859	$23.87	11,859	$23.87
Options granted	—	—
Options exercised	(886)	12.70
Options forfeited	(119)	2.74
Balance at December 31, 2018	10,854	$25.01	10,854	$25.01
Vested and Expected to Vest	10,854	$25.01

Based on the market value on their respective exercise dates, the total intrinsic value of stock options exercised was approximately $0.2 million, $1.2 million and $8.5 million for the years ended December 31, 2018, 2017 and 2016, respectively. The aggregate intrinsic value of the outstanding and exercisable stock options as of December 31, 2018 was approximately $1.4 million. The weighted average remaining contractual life of stock options vested and exercisable as of December 31, 2018 was approximately 2.1 years. The Company received a de minimis amount of cash proceeds from stock options exercised during the year ended December 31, 2018.

Dividends

During the year ended December 31, 2018, the Company declared quarterly cash dividends of $0.57 per share, for a total of $125.9 million. The Company paid cash dividends and dividend equivalents aggregating $125.2 million for the year ended December 31, 2018, and $0.7 million of dividend equivalents were accrued but not yet paid at December 31, 2018.

During the year ended December 31, 2017, the Company declared quarterly cash dividends of $0.52 per share, for a total of $116.4 million. The Company paid cash dividends aggregating $115.5 million for the year ended December 31, 2018, and $0.9 million of dividend equivalents were accrued but not yet paid at December 31, 2017.

On February 7, 2019, the Company’s Board of Directors declared a quarterly cash dividend of $0.63 per share on the Company’s common stock, payable on March 19, 2019 to stockholders of record at the close of business on February 21, 2019.